Operating expenses (Details Narrative) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Writedown of inventory	€ 83.5
Provision for expected settlement costs	26.9
Writedown of advanced payments	14.1
Consulting and other purchased services	71.1	€ 33.4
Impairment	€ 3.3